Taxes - Reconciliation of Expected Provision for Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Earnings before income taxes	$ 16,957	$ 20,624
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2014 - 26.5%)	4,494	5,465
Permanent differences	380	2,471
Effect of change in tax rates	154
Foreign withholding taxes paid	496	212
Foreign rate differential	(683)	(918)
Prior year adjustments	(1,180)	343
Increase in valuation allowance	3,260	3,340
Provision for income tax recovery	$ 6,921	$ 10,913